Air traffic liability and Loyalty Program (Tables)	12 Months Ended
Dec. 31, 2024
Air traffic liability [Abstract]
Schedule of Air Traffic Liability

	December 31,
Description	2024	2023

Air traffic liability and loyalty program	7,191,998	5,782,121
Breakage	(865,941)	(576,245)
	6,326,057	5,205,876

Average use term (a)	59 days	56 days